Non-Controlling Interest (NCI) - Summary of Non Controlling Interest (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Non Controlling Interest [Line Items]
Current assets	$ 15,223,923	$ 17,457,511	$ 13,709,402
Non-current liabilities	(46,660,005)	(36,581,246)	(34,414,633)
Current liabilities	(16,644,339)	(20,450,088)	(12,085,579)
Revenues	41,408,540	33,614,374	33,224,144
Profit / (loss)	10,000,609	8,875,439	9,689,600
OCI	(1,000,240)	1,077,497	(979,545)
Total comprehensive income for the year	9,000,369	9,952,936	8,710,055
Profit / (loss) allocated to NCI	435,438	263,282	146,688
Net cash provided by operating activities	18,249,740	16,674,340	13,934,854
Net cash provided by investment activities	(12,271,118)	(8,784,984)	(11,092,156)
Net cash used in financing activities	(9,476,956)	(5,020,054)	(4,789,761)
Decrease in cash and cash equivalents	(3,012,829)	3,410,816	(2,316,253)
Desarrollo De Concesiones Aeroportuarias S.L. and Guadalajara World Trade Center [Member]
Non Controlling Interest [Line Items]
Non-current assets	6,371,096	6,459,629	5,338,641
Current assets	2,113,390	2,993,368	2,282,766
Non-current liabilities	(2,441,237)	(3,031,873)	(2,336,742)
Current liabilities	(849,855)	(975,452)	(724,416)
Net assets	5,193,394	5,445,672	4,560,249
Net assets attributable to NCI	2,365,480	2,275,940	1,162,863
Revenues	4,786,809	3,626,664	2,811,173
Profit / (loss)	1,154,810	802,252	575,248
OCI	77,968	481,171	(629,243)
Total comprehensive income for the year	1,232,778	1,283,423	(53,995)
Profit / (loss) allocated to NCI	435,438	263,282	146,688
OCI allocated to NCI	(68,593)	115,438	(77,868)
Net cash provided by operating activities	600,147	897,222	1,211,479
Net cash provided by investment activities	(391,611)	(385,817)	(330,259)
Net cash used in financing activities	(2,245,412)	(436,119)	144,613
Decrease in cash and cash equivalents	$ (2,036,876)	$ 75,286	$ 1,025,833